SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES - Impairment of financial assets (Details)	12 Months Ended
Dec. 31, 2018
Maximum [member]
Disclosure of impairment of financial assets [line items]
Period within which default events are possible, after the reporting date	12 months
Minimum [member]
Disclosure of impairment of financial assets [line items]
Past due period of contractual payments which has significantly increased the credit risk	30 days